Trade receivables - Summary of Carrying Amounts By Currency (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current Trade Receivables [Line Items]
Carrying amounts, by currency	$ 112,951	$ 100,955
EUR
Current Trade Receivables [Line Items]
Carrying amounts, by currency	31,523	26,692
USD
Current Trade Receivables [Line Items]
Carrying amounts, by currency	27,828	23,192
GBP
Current Trade Receivables [Line Items]
Carrying amounts, by currency	20,909	22,004
CNY
Current Trade Receivables [Line Items]
Carrying amounts, by currency	19,445	17,372
SEK
Current Trade Receivables [Line Items]
Carrying amounts, by currency	5,939	3,377
SGD
Current Trade Receivables [Line Items]
Carrying amounts, by currency	1,934	1,525
HKD
Current Trade Receivables [Line Items]
Carrying amounts, by currency	1,074	3,667
Other
Current Trade Receivables [Line Items]
Carrying amounts, by currency	$ 4,299	$ 3,126